UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

MMA Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 5356, Cincinnati, Ohio 45201-5356

(Address of principal executive offices)            (Zip code)

JPMorgan Chase Bank, N.A., 303 Broadway, Cincinnati, OH 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: (800)878-4000

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2009 (Unaudited)
	PRINCIPAL AMOUNT	VALUE
ASSET BACKED SECURITIES — 0.7%
Discover Card Master Trust, 5.10%, 10/15/13	$500,000	$490,645
PG&E Energy Recovery Funding LLC, 3.87%, 6/25/11	54,074	54,292
Residential Funding Mortgage Securities, 5.53%, 1/25/36	655,803	628,934
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (a)	260,569	261,333

TOTAL ASSET BACKED SECURITIES		1,435,204

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
JPMorgan Securities, Inc., 4.50%, 9/25/19	491,913	458,426

COMMERCIAL MORTGAGE BACKED SECURITIES — 11.4%
Banc of America Commercial Mortgage, Inc., 5.12%, 7/11/43	500,000	470,672
Bear Stearns Commercial Mortgage Securities, 5.20%, 12/1/38	2,000,000	1,639,068
Bear Stearns Commercial Mortgage Securities, 4.95%, 2/11/41	291,125	245,873
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41	1,000,000	770,309
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41	1,000,000	786,933
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	2,000,000	1,660,125
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42	1,000,000	961,815
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42	1,000,000	748,909
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42	1,125,000	1,048,120
Bear Stearns Commercial Mortgage Securities, 5.61%, 6/11/50	1,000,000	788,609
Bear Stearns Commerical Mortgage Securities, 4.52%, 11/11/41	500,000	421,106
Chase Commercial Mortgage Securities Corp., 7.32%, 10/15/32	882,538	892,230
First Union National Bank Commercial Mortgage, 6.22%, 12/12/33	500,000	493,219
GE Capital Commercial Mortgage Corp., 6.53%, 5/15/33	850,000	846,443
GMAC Commerical Mortgage Securities, 6.47%, 4/15/34	949,701	948,183
Heller Financial Commercial Mortgage Asset Corp., 7.75%, 1/17/34	513,752	517,422
JPMorgan Chase Commercial Mortgage Securities, 4.92%, 10/15/42	1,000,000	773,470
JPMorgan Chase Commercial Mortgage Securities, 5.40%, 5/15/45	2,000,000	1,430,299
JPMorgan Chase Commercial Mortgage Securities, 4.63%, 3/15/46	1,000,000	942,147
JPMorgan Trust, 4.90%, 10/15/42	1,000,000	760,201
Morgan Stanley Capital, 5.01%, 1/14/42	1,000,000	858,199
Morgan Stanley Capital, 4.83%, 6/12/47	1,000,000	847,063
Morgan Stanley Capital I, 5.93%, 12/15/35	1,225,000	1,058,229
Morgan Stanley Capital I, 5.98%, 8/12/41	1,000,000	892,176
Morgan Stanley Capital I, 5.51%, 11/12/49	2,000,000	1,477,665
PNC Mortgage Acceptance Corp., 7.51%, 12/10/32	2,000,000	1,992,212

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES		24,270,697

CORPORATE BONDS — 40.2%
AGRICULTURAL SERVICES — 0.6%
Cargill, Inc., 7.50%, 9/1/26 (a)	1,250,000	1,213,324

BANKING — 1.5%
Bank of New York Mellon Bank, 5.13%, 8/27/13	830,000	849,512
Citigroup, Inc., 5.13%, 5/5/14	1,000,000	852,172
Wells Fargo & Co., 5.25%, 10/23/12	1,250,000	1,214,640
Wells Fargo & Co., 7.98%, 2/28/49 +	500,000	235,000

		3,151,324

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS — 40.2%, continued
BEVERAGES — 0.5%
Bottling Group LLC, 5.13%, 1/15/19	$1,000,000	$1,006,433

BROKERAGE SERVICES — 0.7%
Goldman Sachs Group, Inc., 6.88%, 1/15/11	500,000	505,274
Morgan Stanley, 5.75%, 8/31/12	1,000,000	966,833

		1,472,107

BUILDING MATERIALS & CONSTRUCTION — 0.4%
Martin Marietta Material, 6.60%, 4/15/18	1,000,000	830,355

COMMERCIAL BANKS — 1.1%
American Express Bank FSB, 5.55%, 10/17/12	630,000	560,704
Bank of America Corp., 7.75%, 8/15/15	1,000,000	808,935
State Street Corp., 7.35%, 6/15/26	1,000,000	933,488

		2,303,127

COMPUTER & OFFICE EQUIPMENT — 0.3%
Xerox Corp., 6.35%, 5/15/18	1,000,000	745,000

COMPUTER SERVICES — 0.7%
Dell, Inc., 4.70%, 4/15/13	500,000	502,179
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,028,388

		1,530,567

COSMETICS & TOILETRIES — 0.5%
Avon Products, Inc., 5.63%, 3/1/14	1,000,000	1,009,542

DIVERSIFIED MANUFACTURING — 0.9%
Cooper US, Inc., 5.45%, 4/1/15	1,000,000	991,917
Harsco Corp., 5.75%, 5/15/18	1,000,000	976,403

		1,968,320

DIVERSIFIED MINERALS — 0.2%
BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	500,000	503,447

ELECTRIC - INTEGRATED — 3.4%
Atlantic City Electric Co., 7.75%, 11/15/18	500,000	559,848
Centerpoint Energy Houston, 7.00%, 3/1/14	750,000	782,153
Consolidated Edison Co. of New York, 5.55%, 4/1/14	1,000,000	1,009,619
Consumers Energy Co., 6.70%, 9/15/19	625,000	646,996

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS — 40.2%, continued
ELECTRIC - INTEGRATED — 3.4%, continued
Midamerican Energy Co., 6.75%, 12/30/31	$1,500,000	$1,496,332
Pacific Gas & Electric Co., 8.25%, 10/15/18	500,000	589,293
Potomac Electric Power, 6.50%, 11/15/37	1,000,000	953,838
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	972,727
Transalta Corp., 6.65%, 5/15/18	500,000	446,256

		7,457,062

ELECTRIC SERVICES — 0.7%
AEP Texas North Co., Series B, 5.50%, 3/1/13	1,000,000	976,698
FPL Energy Caithness Funding, 7.65%, 12/31/18 (a)	656,213	617,989

		1,594,687

ELECTRONIC COMPONENTS - SEMICONDUCTORS — 0.2%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	467,614

FINANCE - AUTO LOANS — 1.3%
American Honda Finance, 4.63%, 4/2/13	1,500,000	1,348,579
Ford Motor Credit Co., 7.25%, 10/25/11	1,000,000	711,956
Ford Motor Credit Co., 8.00%, 12/15/16	500,000	328,616
GMAC LLC, 6.75%, 12/1/14 (a)	600,000	348,684

		2,737,835

FINANCIAL SERVICES — 3.3%
Countrywide Financial Corp., 5.80%, 6/7/12	1,000,000	868,438
Dun & Bradstreet Corp., 6.00%, 4/1/13	1,000,000	1,020,219
ERAC USA Finance Co., 5.90%, 11/15/15 (a)	1,000,000	673,402
General Electric Capital Corp., 6.88%, 11/15/10	1,000,000	1,014,535
General Electric Capital Corp., 6.15%, 8/7/37	1,000,000	739,519
JPMorgan Chase & Co., 4.75%, 5/1/13	1,000,000	969,318
National Rural Utilities Corp., 10.38%, 11/1/18	780,000	903,012
NYSE Euronext, 4.80%, 6/28/13	1,000,000	998,867

		7,187,310

FIRE, MARINE & CASUALTY INSURANCE — 0.5%
Berkley Corp., 5.13%, 9/30/10	1,000,000	974,001

FOODS — 1.7%
General Mills, 5.65%, 9/10/12	936,000	988,761
H.J. Heinz Co., 15.59%, 12/1/11 (a)	850,000	963,552
Kellogg Co., 4.25%, 3/3/13	1,000,000	1,013,911
Pepsico, Inc., 7.90%, 11/1/18	500,000	614,329

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS — 40.2%, continued
FOODS — 1.7%, continued

		3,580,553

INSURANCE — 2.0%
AllState Life Global Funding Trust, 5.38%, 4/30/13	$500,000	$483,637
American International Group, 6.25%, 5/1/36	1,000,000	350,906
Chubb Corp., 6.50%, 5/15/38	500,000	479,820
Fidelity National Title, 7.30%, 8/15/11	1,000,000	917,528
Markel Corp., 6.80%, 2/15/13	1,000,000	992,280
Principal Life Global, 6.25%, 2/15/12 (a)	1,000,000	977,658

		4,201,829

INTERNAL COMBUSTION ENGINES, N.E.C. — 0.5%
Briggs & Stratton Corp., 8.88%, 3/15/11	1,000,000	980,000

MEDIA — 0.7%
Comcast Corp., 5.70%, 5/15/18	500,000	468,976
McGrawHill Companies, Inc., 5.38%, 11/15/12	1,000,000	957,917

		1,426,893

MEDICAL - BIOMEDICAL/GENETIC — 1.2%
Amgen, Inc., 5.70%, 2/1/19	500,000	507,830
Biogen Idec, Inc., 6.00%, 3/1/13	500,000	506,687
Johnson & Johnson, 5.95%, 8/15/37	500,000	528,370
Roche Holdings, Inc., 6.00%, 3/1/19 (a)	1,000,000	1,029,261

		2,572,148

MEDICAL - DRUGS — 1.6%
Abbott Laboratories, 5.13%, 4/1/19	1,000,000	1,005,729
McKesson Corp., 6.50%, 2/15/14	1,000,000	1,034,344
Novartis Capital Corp., 4.13%, 2/10/14	1,250,000	1,277,369

		3,317,442

NATURAL GAS PRODUCTION AND/OR DISTRIBUTION — 1.8%
Indiana Gas Co., 6.55%, 6/30/28	250,000	220,474
Keyspan Gas East, 7.88%, 2/1/10	1,250,000	1,283,186
National Fuel Gas Co., 6.50%, 4/15/18	500,000	475,758
Northern Natural Gas, 5.38%, 10/31/12 (a)	1,000,000	1,025,971
Southern Union Co., 8.25%, 11/15/29	1,050,000	828,801

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS — 40.2%, continued
NATURAL GAS PRODUCTION AND/OR DISTRIBUTION — 1.8%, continued

		3,834,190

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 2.1%
Conoco, Inc., 6.95%, 4/15/29	$1,075,000	$1,070,361
Devon Energy Corp., 5.63%, 1/15/14	500,000	507,157
Motiva Enterprises LLC, 5.20%, 9/15/12 (a)	1,000,000	1,035,492
Ras Laffan, 5.83%, 9/30/16 (a)	1,000,000	943,870
XTO Energy, Inc., 7.50%, 4/15/12	1,000,000	1,047,341

		4,604,221

OIL COMPOSITION - INTEGRATED — 0.5%
Shell International Finance, 4.00%, 3/21/14	1,000,000	1,014,031

PUBLISHING - JOURNALS — 0.8%
Thomson Corp., 6.20%, 1/5/12	1,200,000	1,177,971
Washington Post Co., 7.25%, 2/1/19	575,000	581,349

		1,759,320

REAL ESTATE INVESTMENT TRUST — 0.5%
Simon Property Group, 6.35%, 8/28/12	1,200,000	1,028,082

RESTAURANTS — 0.5%
YUM! Brands, Inc., 8.88%, 4/15/11	1,000,000	1,066,890

RETAIL - BUILDING PRODUCTS — 0.9%
Home Depot, Inc., 5.25%, 12/16/13	500,000	487,175
Home Depot, Inc., 5.40%, 3/1/16	500,000	449,451
Lowe's Companies, Inc., 6.50%, 3/15/29	1,000,000	970,681

		1,907,307

RETAIL - DISCOUNT — 0.6%
Wal-Mart Stores, 7.55%, 2/15/30	1,000,000	1,180,485

RETAIL - FOOD — 0.3%
Kroger Co., 7.50%, 1/15/14	500,000	554,784

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS — 40.2%, continued
RETAIL - OFFICE SUPPLIES — 0.2%
Staples, Inc., 9.75%, 1/15/14	$500,000	$523,430

SEMICONDUCTOR EQUIPMENT — 0.4%
KLA Instruments Corp., 6.90%, 5/1/18	1,000,000	790,460

SUPRANATIONAL BANK — 1.4%
Corporation Andina de Fomento, 5.20%, 5/21/13	1,000,000	925,523
IFFIM, 5.00%, 11/14/11 (a)	1,000,000	1,039,854
Inter-American Development Bank, 3.50%, 3/15/13	1,000,000	1,022,417

		2,987,794

TELECOMMUNICATIONS — 0.4%
Embarq Corp., 6.74%, 6/1/13	1,000,000	932,500

TELEPHONE - INTEGRATED — 2.1%
AT&T, Inc., 4.95%, 1/15/13	1,000,000	1,014,455
Sprint Capital Corp., 7.63%, 1/30/11	1,000,000	925,000
Verizon Communications, Inc., 7.35%, 4/1/39	1,000,000	974,060
Verizon Communications, Inc., 5.50%, 4/1/17	1,000,000	966,396
Verizon Wireless Capital, 5.55%, 2/1/14 (a)	500,000	500,418

	4,500,000	4,380,329

TOOLS & HARDWARE — 0.3%
Stanley Works, 6.15%, 10/1/13	725,000	738,347

TRANSPORTATION SERVICES — 2.0%
Canadian National Railways, 4.40%, 3/15/13	1,000,000	1,007,624
CSX Transportation, Inc., 8.38%, 10/15/14	500,000	522,590
GATX Corp., 9.00%, 11/15/13	477,000	500,182
Golden State Petroleum Transportation, 8.04%, 2/1/19	920,024	1,013,838
PACCAR, Inc., 6.88%, 2/15/14	260,000	270,785
TTX Co., 4.90%, 3/1/15 (a)	1,000,000	882,481

		4,197,500

UTILITIES — 0.4%
American Water Cap Corp., 6.09%, 10/15/17	1,000,000	933,408

UTILITIES - NATURAL GAS — 0.5%
Michigan Consolidated Gas Co., 8.25%, 5/1/14	1,000,000	1,128,440

TOTAL CORPORATE BONDS		85,792,438

	PRINCIPAL AMOUNT	VALUE

CORPORATE NOTES — 1.2%
COMMUNITY DEVELOPMENT — 1.2%
MMA Community Development Investment, Inc., .84%, 12/31/09, (b)+	$910,000	$910,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09, (b)+	1,605,000	1,605,000

TOTAL CORPORATE NOTES		2,515,000

INTEREST ONLY BONDS — 0.1%
FREDDIE MAC — 0.1%
5.00%, 4/15/29	2,000,000	141,867

GOVERNMENT NATIONAL MORTGAGE ASSOC. — 0.0%
1.03%, 4/16/27	7,176,647	162,934

TOTAL INTEREST ONLY BONDS		304,801

MUNICIPAL BONDS — 0.5%
LL&P Wind Energy, Inc. Washington Rev., 5.73%, 12/1/17	1,000,000	1,001,640

U.S. GOVERNMENT AGENCIES — 43.7%
FANNIE MAE — 16.6%
7.25%, 1/15/10	3,450,000	3,618,509
4.13%, 4/15/14	900,000	966,952
7.00%, 7/1/15	7,014	7,569
5.00%, 2/13/17	1,000,000	1,094,429
5.00%, 7/1/18	676,056	706,535
5.00%, 9/1/18	903,561	944,297
7.00%, 11/1/19	53,684	58,042
7.00%, 11/1/19	87,255	94,338
5.50%, 6/1/22	1,666,469	1,740,279
5.00%, 4/1/25	1,559,402	1,616,746
5.00%, 7/1/25	1,377,889	1,428,558
5.00%, 10/1/25	1,686,560	1,748,579
5.50%, 11/1/25	446	464
8.50%, 9/1/26	264,956	289,801
6.63%, 11/15/30	2,250,000	2,952,593
4.90%, 6/1/33	193,025	196,214
6.00%, 10/1/33	444,415	464,644
5.08%, 2/1/34	488,754	490,410
5.50%, 2/4/34	937,321	973,715
4.18%, 5/1/34	476,837	476,144
6.00%, 11/1/34	1,838,405	1,922,085
5.50%, 1/1/35	1,712,259	1,782,489
5.00%, 10/1/35	2,155,426	2,226,320
5.50%, 10/1/35	2,598,923	2,703,083
6.00%, 10/1/35	1,165,327	1,218,370
6.00%, 6/1/36	1,282,997	1,341,396
5.50%, 11/1/36	2,223,403	2,309,734
5.43%, 5/1/37	2,081,377	2,147,502
		35,519,797

	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES — 43.7%, continued
FDIC GUARANTEED — 2.3%
General Electric Capital Corp., 1.63%, 1/7/11	$1,400,000	$1,407,944
General Electric Capital Corp., 2.20%, 6/8/12	175,000	176,130
JPMorgan Chase & Co., 2.63%, 12/1/10	1,000,000	1,021,676
PNC Funding Corp., 1.88%, 6/22/11	650,000	653,442
Regions Bank, 3.25%, 12/9/11	1,500,000	1,561,039

		4,820,231

FEDERAL FARM CREDIT BANK — 1.0%
4.88%, 12/16/15	2,000,000	2,172,896

FEDERAL HOME LOAN BANK — 3.1%
4.13%, 8/13/10	1,000,000	1,040,256
6.63%, 11/15/10	900,000	976,467
3.88%, 6/14/13	300,000	318,569
5.00%, 11/17/17	4,000,000	4,370,468

		6,705,760

FREDDIE MAC — 17.8%
4.13%, 7/12/10	1,987,000	2,068,544
6.88%, 9/15/10	1,081,000	1,164,303
6.00%, 9/1/17	847,008	887,965
4.50%, 6/1/18	1,305,738	1,352,364
5.00%, 4/1/19	1,305,720	1,361,730
5.00%, 12/1/21	2,545,723	2,645,378
5.00%, 12/10/21	2,625,000	2,895,736
5.50%, 4/1/22	2,191,064	2,286,959
6.00%, 4/1/27	2,182,928	2,289,599
7.00%, 2/1/30	367,978	389,766
7.50%, 7/1/30	573,570	607,856
7.00%, 3/1/31	313,907	332,493
5.00%, 2/15/32	2,000,000	2,079,102
5.50%, 11/1/33	1,023,927	1,067,014
3.75%, 5/1/34	272,331	273,382
3.76%, 5/1/34	540,905	543,004
5.00%, 7/1/35	2,203,394	2,278,211
5.50%, 3/1/36	1,408,877	1,465,080
5.50%, 6/1/36	2,208,119	2,293,791
5.50%, 6/1/36	2,191,762	2,277,549
6.00%, 6/1/36	1,454,876	1,522,917
5.50%, 12/1/36	2,212,420	2,298,260
5.50%, 12/1/36	2,169,601	2,253,779
6.00%, 8/1/37	1,476,185	1,544,992

		38,179,774

GOVERNMENT NATIONAL MORTGAGE ASSOC. — 2.5%
6.75%, 4/15/16	61,525	65,082
7.00%, 12/20/30	99,316	104,614
7.00%, 10/20/31	66,243	69,777
7.00%, 3/20/32	243,362	256,343

	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES — 43.7%, continued
GOVERNMENT NATIONAL MORTGAGE ASSOC. — 2.5%, continued
5.50%, 1/20/34	$216,447	$221,566
5.50%, 10/20/38	3,317,335	3,453,656
6.50%, 11/20/38	1,042,723	1,084,432

		5,255,470

SMALL BUSINESS ADMINISTRATION — 0.4%
1.00%, 9/25/18	79,904	78,824
5.60%, 2/25/32	739,862	720,444

		799,268

TOTAL U.S. GOVERNMENT AGENCIES		93,453,196

MUTUAL FUND — 0.5%
Pax World High Yield Fund	167,685	1,079,894

PREFERRED STOCK — 0.0%
COMMERCIAL BANKS — 0.0%
Preferred Blocker, Inc., 9.00% (a)	150	29,864

SHORT TERM INVESTMENT — 1.0%
JPMorgan U.S. Government Money Market Fund	2,167,359	2,167,359

TOTAL INVESTMENTS (Cost* $218,117,994) — 99.5%		$212,508,519
Other assets in excess of liabilities — 0.5%		1,165,600
NET ASSETS — 100.0%		$213,674,119
__________

(a)
144A security is restricted as to resale to institutional investors.  These securities have been deemed liquid under guidelines established by the Board of Trustees.  At March 31, 2009, these securities were valued at $11,543,152 or 5.4% of net assets.

(b)
 Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost:  MMA Community Development Investment, Inc., 0.84% - 12/01, $910,000 and MMA Community Development Investment, Inc., 1.26% - 12/01, $1,605,000. At March 31, 2009 these securities had an aggregate market value of $2,515,000,  representing 1.2% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2009. Date presented reflects next rate change date.

*	Represents cost for financial reporting purposes.

See notes to portfolio of investments.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2009 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 93.5%
AUTOMOBILES — 2.0%
CarMax, Inc. (a)	97,300	$1,210,412
Harley-Davidson, Inc.	88,200	1,180,998
PACCAR, Inc.	21,910	564,402
		2,955,812

BANKS — 5.2%
Bank of New York Mellon Corp.	122,800	3,469,100
Wells Fargo & Co.	303,558	4,322,666
		7,791,766

BROADCASTING/CABLE — 3.1%
Comcast Corp., Class A	250,950	3,229,727
Grupo Televisa S.A. – ADR (Mexico)	96,600	1,317,624
		4,547,351

BROKERAGE SERVICES — 0.5%
Goldman Sachs Group, Inc.	7,280	771,826

BUILDING MATERIALS & CONSTRUCTION — 0.7%
Vulcan Materials Co.	24,200	1,071,818

BUSINESS SERVICES — 2.0%
Iron Mountain, Inc. (a)	133,300	2,955,261

CAPITAL MARKETS — 1.2%
Julius Baer Holding AG (Switzerland)	71,100	1,748,924

COMPUTER EQUIPMENT & SERVICES — 3.1%
Google, Inc., Class A (a)	13,460	4,684,888

COMPUTERS & PERIPHERALS — 2.0%
Cisco Systems, Inc. (a)	65,200	1,093,404
Hewlett-Packard Co.	60,250	1,931,615
		3,025,019

CONSTRUCTION — 1.3%
Martin Marietta Materials, Inc.	23,700	1,879,410

CONSUMER FINANCIAL SERVICES — 3.1%
American Express Co.	247,800	3,377,514
H&R Block, Inc.	65,150	1,185,079
		4,562,593

	SHARES	VALUE
COMMON STOCKS — 93.5%, continued
CONSUMER GOODS & SERVICES — 4.2%
Procter & Gamble Co.	133,200	$6,272,388

CONTAINERS - PAPER & PLASTIC — 1.7%
Sealed Air Corp.	187,800	2,591,640

E-COMMERCE — 0.9%
Amazon.com, Inc. (a)	15,700	1,153,008
Liberty Media Corp - Interactive, Class A (a)	44,175	128,108
		1,281,116

ELECTRIC SERVICES — 0.2%
AES Corp. (a)	48,300	280,623

ELECTRONIC & ELECTRICAL - GENERAL — 1.7%
Texas Instruments, Inc.	152,600	2,519,426

ENERGY — 0.9%
Transocean Ltd. (Switzerland) (a)	21,755	1,280,064

FINANCIAL SERVICES — 4.4%
Ameriprise Financial, Inc.	45,500	932,295
JPMorgan Chase & Co.	158,200	4,204,956
Moody's Corp.	59,200	1,356,864
		6,494,115

FOOD PRODUCTS — 0.3%
The Hershey Co.	12,900	448,275

HEALTH CARE EQUIPMENT & SERVICES — 1.8%
Becton, Dickinson & Co.	6,000	403,440
Laboratory Corp. of America Holdings (a)	6,900	403,581
Medtronic, Inc.	14,300	421,421
UnitedHealth Group, Inc.	67,000	1,402,310
		2,630,752

HOME FURNISHINGS — 0.1%
Hunter Douglas N.V. (Netherlands)	8,300	194,062

INSURANCE — 11.4%
American International Group, Inc. (a)	104,200	104,200
Berkshire Hathaway, Inc., Class A (a)	90	7,802,999
Loews Corp.	138,300	3,056,430
Markel Corp. (a)	590	167,489
NIPPONKOA Insurance Co. (Japan)	97,500	557,537
Principal Financial Group, Inc.	16,600	135,788
Sun Life Financial, Inc. (Canada)	11,600	207,176
The Hartford Financial Services Group, Inc.	40,300	316,355
The Progressive Corp. (a)	240,500	3,232,320
Transatlantic Holdings, Inc.	44,610	1,591,239
		17,171,533

	SHARES	VALUE
COMMON STOCKS — 93.5%, continued
MANUFACTURING — 0.9%
ABB LTD. (Switzerland)	17,640	$245,902
Tyco International Ltd. (Bermuda)	52,990	1,036,484
		1,282,386

MEDIA — 0.5%
Liberty Media Corp - Entertainment, Series A (a)	36,240	722,988

METAL MINING — 0.3%
Rio Tinto plc (United Kingdom)	12,000	404,620

MINERALS — 0.5%
BHP Billiton plc (United Kingdom)	33,700	669,697

MULTIMEDIA — 1.6%
News Corp., Class A	208,600	1,380,932
The Walt Disney Co.	52,600	955,216
		2,336,148

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 10.7%
Canadian Natural Resources Ltd. (Canada)	70,400	2,714,624
ConocoPhillips	129,850	5,084,925
Devon Energy Corp.	88,600	3,959,534
EOG Resources, Inc.	75,700	4,145,332
		15,904,415

PHARMACEUTICALS — 9.4%
Cardinal Health, Inc.	42,130	1,326,252
Express Scripts, Inc. (a)	32,100	1,482,057
Johnson & Johnson	66,100	3,476,860
Merck & Co., Inc.	33,000	882,750
Schering-Plough Corp.	290,300	6,836,565
		14,004,484

REAL ESTATE — 1.0%
Brookfield Asset Management, Inc., Class A (Canada)	43,600	600,808
Hang Lung Group Ltd. (Hong Kong)	313,000	953,049
		1,553,857

RETAIL — 11.0%
Bed Bath & Beyond, Inc. (a)	68,900	1,705,275
Costco Wholesale Corp.	244,400	11,320,607
CVS Caremark Corp.	128,622	3,535,819
		16,561,701

	SHARES/ PRINCIPAL AMOUNT	VALUE
COMMON STOCKS — 93.5%, continued
SOFTWARE & COMPUTER SERVICES — 2.3%
Microsoft Corp.	160,700	$2,952,059
Visa Inc., Class A	7,170	398,652
		3,350,711

SOFTWARE & SERVICES — 0.8%
Activision Blizzard, Inc. (a)	81,500	852,490
eBay, Inc. (a)	28,200	354,192
		1,206,682

TRANSPORTATION SERVICES — 2.7%
China Merchants Holdings International Company Ltd. (Hong Kong)	618,525	1,423,676
China Shipping Development Company Ltd. (China)	472,000	446,989
Cosco Pacific Ltd. (Bermuda)	408,000	402,699
Kuehne & Nagel International AG (Switzerland)	13,100	764,733
United Parcel Service, Inc., Class B	19,400	954,868
		3,992,965

TOTAL COMMON STOCKS		139,149,316

CORPORATE BONDS — 0.7%
AUTOMOBILES — 0.7%
Harley-Davidson, Inc., 15.00%, 2/1/14	1,000,000	1,007,942

COMMERCIAL PAPER — 3.8%
Intesa Funding LLC CP, .28%, 4/1/09	5,602,000	5,602,000

SHORT TERM INVESTMENT — 0.0%
JPMorgan U.S. Government Money Market Fund	23,697	23,697

CORPORATE NOTES — 2.0%
COMMUNITY DEVELOPMENT — 2.0%
MMA Community Development Investment, Inc., 0.84%, 12/31/09, (b)+	903,000	903,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09, (b)+	2,032,000	2,032,000

TOTAL CORPORATE NOTES		2,935,000

TOTAL INVESTMENTS (Cost* $220,539,554) — 100.0%		148,717,955
Other assets in excess of liabilities — 0.1%		27,648
NET ASSETS — 100.0%		$148,745,603
__________

(a)	Non-income producing securities.

(b)
 Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933.  These securities have been deemed illiquid under guidelines established by the Board of Trustees.  Acquisition date and current cost:  MMA Community Development Investment, Inc., 0.84% - 12/01, $903,000 and MMA Community Development Investment, Inc., 1.26% - 12/01, $2,032,000.  At March 31, 2009, these securities had an aggregate market value of $2,935,000, representing 2.0% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2009. Date presented reflects next rate change date.

*	Represents cost for financial reporting purposes.

ADR  – American Depository Receipt

plc – Public Liability Company

See notes to portfolio of investments.

MMA Praxis Value Index Fund
Schedule of portfolio of investments
March 31, 2009 (Unaudited)
	SHARES	VALUE
COMMON STOCKS — 97.4%
AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc., Class B	8,188	$403,013

APPAREL MANUFACTURERS — 0.2%
V.F. Corp.	1,870	106,796

AUTO COMPONENTS — 0.3%
Johnson Controls, Inc.	10,561	126,732

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	4,765	63,803

AUTOMOTIVE — 0.2%
BorgWarner, Inc.	2,770	56,231
General Motors Corp.	10,092	19,578
		75,809

BANKS — 8.4%
Banco Santander SA ADR	4,327	29,856
Bank of America Corp.	124,191	846,983
Bank of New York Mellon Corp.	19,678	555,904
BB&T Corp.	9,350	158,202
Comerica, Inc.	2,600	47,606
Fifth Third Bancorp	9,660	28,207
First Horizon National Corp.	4,187	44,967
Huntington Bancshares, Inc.	5,850	9,711
KeyCorp	9,810	77,205
M & T Bank Corp.	1,320	59,717
Marshall & Ilsley Corp.	4,130	23,252
Popular, Inc.	1,760	3,837
Regions Financial Corp.	11,985	51,056
State Street Corp.	2,832	87,169
SunTrust Banks, Inc.	5,700	66,918
U.S. Bancorp.	30,312	442,858
Wells Fargo & Co.	72,815	1,036,885
Zions Bancorp.	1,970	19,365
		3,589,698

BEVERAGES — 2.2%
Coca-Cola Company	17,799	782,267
Coca-Cola Enterprises, Inc.	5,760	75,974
Pepsi Bottling Group, Inc.	3,408	75,453
		933,694

BROADCAST SERVICES & PROGRAMMING — 0.1%
CBS Corp., Class B	10,820	41,549

	SHARES	VALUE
COMMON STOCKS — 97.4%, continued
BROKERAGE SERVICES — 5.9%
Goldman Sachs Group, Inc.	3,677	$389,836
JPMorgan Chase & Co.	65,608	1,743,860
Morgan Stanley	18,031	410,566
		2,544,262

BUSINESS SERVICES — 0.1%
Manpower, Inc.	1,790	56,439

CHEMICALS - GENERAL — 2.0%
Air Products & Chemicals, Inc.	3,686	207,338
E.I. du Pont de Nemours & Co.	15,802	352,858
FMC Corp.	861	37,144
International Flavors & Fragrances, Inc.	2,525	76,912
PPG Industries, Inc.	3,440	126,936
The Lubrizol Corp.	1,243	42,274
		843,462

COMMUNICATIONS EQUIPMENT & SERVICES — 0.4%
Motorola, Inc.	39,624	167,610

COMPUTER STORAGE DEVICES — 0.2%
Seagate Technology	6,067	36,463
Western Digital Corp. (a)	3,172	61,346
		97,809

COMPUTERS & PERIPHERALS — 0.2%
Sun Microsystems, Inc. (a)	14,363	105,137

CONSTRUCTION SERVICES — 0.2%
D.R. Horton, Inc.	7,880	76,436
Lennar Corp.	3,645	27,374
		103,810

CONSUMER FINANCIAL SERVICES — 1.0%
American Express Co.	18,638	254,036
Discover Financial Services	8,744	55,175
H&R Block, Inc.	4,703	85,548
SLM Corp. (a)	9,031	44,703
		439,462

CONSUMER GOODS & SERVICES — 2.0%
Procter & Gamble Co.	17,857	840,886

CONTAINERS - PAPER & PLASTIC — 0.1%
Avery Dennison Corp.	2,490	55,627

	SHARES	VALUE
COMMON STOCKS — 97.4%, continued
COSMETICS & TOILETRIES — 0.8%
Kimberly-Clark Corp.	7,021	$323,738

DISTRIBUTION — 0.3%
Genuine Parts Co.	3,890	116,155

ELECTRIC SERVICES — 2.2%
Alliant Energy Corp.	3,470	85,674
CenterPoint Energy, Inc.	8,343	87,017
Consolidated Edison, Inc.	5,600	221,816
FPL Group, Inc.	6,950	352,575
Mirant Corp. (a)	3,946	44,984
NiSource, Inc.	7,150	70,070
Pepco Holdings, Inc.	5,850	73,008
		935,144

ELECTRIC UTILITIES — 1.5%
Northeast Utilities	4,607	99,465
PG&E Corp.	6,970	266,393
Pinnacle West Capital Corp.	2,837	75,351
Spectra Energy Corp.	12,805	181,063
		622,272

ELECTRICAL EQUIPMENT & INSTRUMENTS — 0.1%
Flextronics International Ltd. (a)	17,618	50,916

ELECTRONIC & ELECTRICAL - GENERAL — 0.1%
Arrow Electronics, Inc. (a)	2,680	51,081

ENERGY — 0.6%
Pride International, Inc. (a)	3,476	62,498
Valero Energy Corp.	9,708	173,774
		236,272

FINANCIAL SERVICES — 2.0%
American Capital Ltd.	6,319	11,817
Ameriprise Financial, Inc.	4,536	92,943
Capital One Financial Corp.	6,506	79,633
CIT Group, Inc.	668	1,904
Citigroup, Inc.	95,898	242,621
Invesco Ltd.	8,364	115,925
Legg Mason, Inc.	2,963	47,112
NYSE Euronext	1,910	34,189
PNC Financial Services Group, Inc.	7,186	210,478
Synovus Financial Corp.	6,421	20,868
		857,490

FIRE, MARINE, AND CASUALTY INSURANCE — 0.5%
Axis Capital Holdings Ltd.	3,286	74,066
Leucadia National Corp.	3,630	54,051
Transatlantic Holdings, Inc.	1,150	41,021
White Mountains Insurance Group Ltd.	230	39,539
		208,677

	SHARES	VALUE
COMMON STOCKS — 97.4%, continued

FOOD DISTRIBUTORS & WHOLESALERS — 0.4%
Sara Lee Corp.	13,500	$109,080
SUPERVALU, Inc.	4,544	64,888
		173,968

FOOD PROCESSING — 1.3%
ConAgra Foods, Inc.	9,430	159,084
H.J. Heinz Co.	5,480	181,169
Hormel Foods Corp.	2,640	83,714
McCormick & Co., Inc.	4,389	129,783
		553,750

FOOD PRODUCTS — 1.7%
General Mills, Inc.	3,692	184,157
Kraft Foods, Inc.	25,161	560,839
		744,996

FOOD STORES — 0.4%
Safeway, Inc.	8,190	165,356

FORESTRY — 0.2%
Plum Creek Timber Co., Inc.	3,320	96,512

FURNITURE & HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.	3,470	45,075

HEALTH CARE SERVICES — 0.8%
AmerisourceBergen Corp.	4,060	132,600
Cardinal Health, Inc.	6,500	204,620
		337,220

HOTELS & MOTELS — 0.1%
Wyndham Worldwide Corp.	5,894	24,755

HOUSEHOLD PRODUCTS — 0.1%
Newell Rubbermaid, Inc.	5,570	35,537

INDUSTRIAL GOODS & SERVICES — 0.1%
Masco Corp.	7,650	53,397

INSURANCE — 5.8%
Allstate Corp.	9,510	182,117
American International Group, Inc.	45,122	45,122
Aon Corp.	5,090	207,774
Assurant, Inc.	2,690	58,588
Chubb Corp.	6,780	286,929
CIGNA Corp.	5,352	94,142
Cincinnati Financial Corp.	3,180	72,727
Everest Re Group Ltd.	1,400	99,120
First American Corp.	1,690	44,802

	SHARES	VALUE
COMMON STOCKS — 97.4%, continued
INSURANCE — 5.8%, continued
Hartford Financial Services Group, Inc.	5,940	$46,629
Lincoln National Corp.	4,865	32,547
Loews Corp.	5,904	130,478
Marsh & McLennan Cos., Inc.	10,960	221,940
MetLife, Inc.	14,102	321,102
Principal Financial Group, Inc.	4,754	38,888
Prudential Financial, Inc.	7,800	148,356
RenaissanceRe Holdings Ltd.	1,607	79,450
The Progressive Corp.	10,391	139,655
Torchmark Corp.	2,414	63,319
Unum Group	7,870	98,375
Willis Group Holdings Ltd.	3,790	83,380
		2,495,440

INSURANCE PROPERTY-CASUALTY — 2.0%
ACE Ltd ADR	6,000	242,400
Fidelity National Financial, Inc., Class A	4,554	88,849
Markel Corp. (a)	219	62,170
The Travelers Companies, Inc.	10,510	427,126
XL Capital Ltd.	6,520	35,599
		856,144

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Life Technologies Corp. (a)	1,328	43,133

MACHINERY — 1.4%
Deere & Co.	3,896	128,061
Harsco Corp.	1,722	38,177
Illinois Tool Works, Inc.	7,763	239,488
Ingersoll-Rand Co. Ltd.	5,920	81,696
Rockwell Automation, Inc.	2,683	58,597
Stanley Works	2,190	63,773
		609,792

MANUFACTURING — 0.6%
Domtar Corp. (a)	6,034	5,732
Mohawk Industries, Inc. (a)	1,561	46,627
SPX Corp.	1,190	55,942
Tyco International Ltd.	5,529	108,148
Whirlpool Corp.	1,734	51,309
		267,758

MEDIA — 2.4%
Liberty Media Corp. - Entertainment, Series A (a)	8,936	178,273
News Corp., Class A	32,056	212,211
News Corp., Class B	8,380	64,526
Time Warner Cable, Inc. (a)	6,125	151,895
Time Warner, Inc.	20,841	402,230
		1,009,135

	SHARES	VALUE
COMMON STOCKS — 97.4%, continued
MEDICAL EQUIPMENT & SUPPLIES — 0.4%
Boston Scientific Corp. (a)	23,812	$189,305

MEDICAL SUPPLIES — 3.6%
Covidien Ltd.	5,677	188,703
Johnson & Johnson	25,796	1,356,870
		1,545,573

METALS & MINING — 0.7%
Nucor Corp.	5,832	222,607
Steel Dynamics, Inc.	4,344	38,271
United States Steel Corp.	2,475	52,297
		313,175

MULTIMEDIA — 1.3%
The Walt Disney Co.	31,566	573,239

NEWSPAPERS — 0.1%
Gannett Co., Inc.	4,710	10,362
The Washington Post Company, Class B	142	50,708
		61,070

OFFICE EQUIPMENT & SERVICES — 0.2%
Xerox Corp.	16,880	76,804

OIL - INTEGRATED — 2.6%
ConocoPhillips	25,280	989,964
Hess Corp.	1,933	104,769
		1,094,733

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 3.7%
Anadarko Petroleum Corp.	8,390	326,287
Apache Corp.	6,066	388,770
Cabot Oil & Gas Corp.	2,280	53,740
Devon Energy Corp.	7,509	335,577
ENSCO International, Inc.	1,066	28,142
Murphy Oil Corp.	1,286	57,574
Nabors Industries Ltd. (a)	3,702	36,983
National-Oilwell Varco, Inc. (a)	2,787	80,015
ONEOK, Inc.	2,681	60,671
Patterson-UTI Energy, Inc.	3,354	30,052
Pioneer Natural Resources Co.	2,500	41,175
Plains Exploration & Production Co. (a)	2,063	35,545
Rowan Cos., Inc.	1,737	20,792
The Williams Cos., Inc.	6,763	76,963
		1,572,286

OIL & GAS OPERATIONS — 1.6%
Ashland, Inc.	1,115	11,518
Chesapeake Energy Corp.	10,281	175,393
Cimarex Energy Co.	1,729	31,779

	SHARES	VALUE
COMMON STOCKS — 97.4%, continued
OIL & GAS OPERATIONS — 1.6%, continued
Newfield Exploration Co. (a)	2,880	$65,376
Noble Energy, Inc.	3,173	170,961
Questar Corp.	1,495	43,998
Sunoco, Inc.	2,362	62,546
XTO Energy, Inc.	3,672	112,437
		674,008

OIL & GAS TRANSMISSION — 0.8%
El Paso Corp.	12,590	78,688
Sempra Energy	5,390	249,233
		327,921

PAPER PRODUCTS — 0.5%
International Paper Co.	7,650	53,856
MeadWestvaco Corp.	4,850	58,152
Weyerhaeuser Co.	3,760	103,663
		215,671

PHARMACEUTICALS — 8.6%
Bristol-Myers Squibb Co.	33,530	734,978
Eli Lilly & Co.	17,460	583,339
Forest Laboratories, Inc. (a)	3,471	76,223
Hospira, Inc. (a)	3,090	95,357
King Pharmaceuticals, Inc. (a)	7,944	56,164
Merck & Co., Inc.	37,154	993,869
Mylan, Inc. (a)	6,956	93,280
Omnicare, Inc.	2,634	64,507
Wyeth	23,210	998,957
		3,696,674

PRINTING - COMMERCIAL — 0.1%
R.R. Donnelley & Sons Co.	4,380	32,105

RAILROADS — 0.5%
Norfolk Southern Corp.	6,609	223,054

RAW MATERIALS — 0.2%
Vulcan Materials Co.	2,061	91,282

REAL ESTATE INVESTMENT TRUST — 1.3%
Annaly Capital Management, Inc.	9,607	133,249
Equity Residential	4,980	91,383
Federal Realty Investment Trust	1,074	49,404
HCP, Inc.	4,495	80,236
Kimco Realty Corp.	4,490	34,214
Liberty Property Trust	2,156	40,835
Regency Centers Corp.	1,634	43,415
Vornado Realty Trust	2,529	84,064
		556,800

	SHARES	VALUE
COMMON STOCKS — 97.4%, continued
REAL ESTATE OPERATIONS — 0.9%
AMB Property Corp.	2,750	$39,600
Apartment Investment & Management Co.	629	3,447
AvalonBay Communities, Inc.	1,702	80,095
Boston Properties, Inc.	2,165	75,840
Duke Realty Corp.	4,136	22,748
Forest City Enterprises, Inc., Class A	756	2,722
Host Hotels & Resorts, Inc.	9,452	37,052
Macerich Co.	2,338	14,636
Simon Property Group, Inc.	2,088	72,328
SL Green Realty Corp.	392	4,234
UDR, Inc.	3,642	31,358
Weingarten Realty Investors	2,084	19,840
		403,900

RECREATIONAL ACTIVITIES — 0.1%
Royal Caribbean Cruises Ltd.	3,160	25,312

RECREATIONAL PRODUCTS — 0.4%
Hasbro, Inc.	2,627	65,859
Mattel, Inc.	8,140	93,854
		159,713

RESIDENTIAL BUILDING CONSTRUCTION — 0.1%
KB Home	2,902	38,248

RETAIL — 3.2%
Advance Auto Parts, Inc.	2,915	119,748
Foot Locker, Inc.	3,454	36,198
Home Depot, Inc.	29,533	695,797
J.C. Penney Co., Inc.	3,969	79,658
Limited Brands, Inc.	7,330	63,771
Macy's, Inc.	8,090	72,001
Sears Holdings Corp. (a)	1,339	61,206
Sherwin-Williams Co.	2,380	123,689
The Gap, Inc.	10,660	138,473
		1,390,541

SAVINGS & LOANS — 0.3%
People's United Financial, Inc.	6,864	123,346

SEMICONDUCTORS — 4.1%
Analog Devices, Inc.	5,691	109,666
Intel Corp.	98,186	1,477,699
Intersil Corp.	3,100	35,650
Xilinx, Inc.	6,467	123,908
		1,746,923

SOFTWARE & SERVICES — 0.1%
Cadence Design Systems, Inc. (a)	8,575	36,015

TELECOMMUNICATIONS — 10.6%
AT&T, Inc.	104,204	2,625,940
CenturyTel, Inc.	2,630	73,956

	SHARES/ PRINCIPAL AMOUNT	VALUE
COMMON STOCKS — 97.4%, continued
TELECOMMUNICATIONS — 10.6%, continued
Sprint Nextel Corp. (a)	51,519	$183,923
Telephone & Data Systems, Inc.	1,172	31,070
Verizon Communications, Inc.	49,520	1,495,503
Virgin Media, Inc.	7,015	33,672
Windstream Corp.	12,182	98,187
		4,542,251

TELECOMMUNICATIONS-SERVICES & EQUIPMENT — 0.6%
Embarq Corp.	3,100	117,335
Qwest Communications International, Inc.	29,266	100,090
Tellabs, Inc. (a)	9,507	43,542
		260,967

UTILITIES — 0.4%
DTE Energy Co.	2,550	70,635
MDU Resources Group, Inc.	3,469	55,990
National Fuel Gas Co.	1,408	43,183
		169,808

WASTE MANAGEMENT — 0.3%
Republic Services, Inc.	7,374	126,464

TOTAL COMMON STOCKS		41,776,499

SHORT TERM INVESTMENT — 1.4%
JPMorgan U.S. Government Money Market Fund	592,457	592,457

CORPORATE NOTES — 1.8%
COMMUNITY DEVELOPMENT — 1.8%
MMA Community Development Investment, Inc., 0.84%, 12/31/09, (b)+	175,000	175,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09, (b)+	585,000	585,000

TOTAL CORPORATE NOTES		760,000

TOTAL INVESTMENTS (Cost* $72,705,745) — 100.6%		$43,128,956
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6%)		(263,028)
NET ASSETS — 100.0%		$42,865,928

__________________
(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933.  These securities have been deemed illiquid under guidelines established by the Board of Trustees.  Acquisition date and current cost:  MMA Community Development Investment, Inc., 0.84% - 12/01, $175,000 and MMA Community Development Investment, Inc., 1.26% - 12/01, $585,000. At March 31, 2009, these securities had an aggregate market value of $760,000, representing 1.8% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2009. Date presented reflects next rate change date.

*	Represents cost for financial reporting purposes.

ADR – American Depository Receipt

See notes to portfolio of investments.

MMA Praxis Growth Index Fund
Schedule of portfolio of investments
March 31, 2009 (Unaudited)
	SHARES	VALUE
COMMON STOCKS — 98.2%
ADVERTISING — 0.2%
Omnicom Group, Inc.	1,414	$33,088

ADVERTISING AGENCIES — 0.1%
Interpublic Group of Companies, Inc. (a)	1,619	6,670
Lamar Advertising Co. (a)	475	4,631
Monster Worldwide, Inc. (a)	805	6,561
		17,862

AIRLINES — 0.3%
Delta Air Lines, Inc. (a)	3,739	21,051
Southwest Airlines Co.	4,572	28,940
		49,991

APPAREL MANUFACTURERS — 0.8%
Coach, Inc. (a)	1,527	25,501
NIKE, Inc., Class B	1,666	78,119
Polo Ralph Lauren Corp.	368	15,548
		119,168

ASSET MANAGEMENT — 0.3%
Franklin Resources, Inc.	827	44,550

BANKS — 1.7%
Berkshire Hathaway, Inc., Class B (a)	48	135,360
Hudson City Bancorp, Inc.	2,458	28,734
Northern Trust Corp.	860	51,445
State Street Corp.	1,386	42,661
		258,200

BEVERAGES — 3.5%
Coca-Cola Company	4,412	193,907
PepsiCo, Inc.	6,614	340,489
		534,396

BROADCAST SERVICES & PROGRAMMING — 0.2%
Liberty Global, Inc. - Series C (a)	675	9,538
Liberty Global, Inc., Class A (a)	1,052	15,317
		24,855

BROADCASTING/CABLE — 1.6%
Cablevision Systems Corp., Class A	1,220	15,787
Comcast Corp. - Special Class A	3,759	48,378

	SHARES	VALUE
COMMON STOCKS — 98.2%, continued
BROADCASTING/CABLE — 1.6%, continued
Comcast Corp., Class A	8,227	$112,217
DIRECTV Group, Inc. (a)	2,901	66,114
DISH Network Corp., Class A (a)	704	7,821
		250,317

BROKERAGE SERVICES — 1.2%
Charles Schwab Corp.	4,466	69,223
TD Ameritrade Holding Corp. (a)	1,431	19,762
The Goldman Sachs Group, Inc.	903	95,736
		184,721

BUSINESS SERVICES — 1.9%
Accenture Ltd.	2,683	73,756
Affiliated Computer Services, Inc. (a)	557	26,675
Automatic Data Processing, Inc.	2,262	79,532
IntercontinentalExchange, Inc. (a)	266	19,809
Iron Mountain, Inc. (a)	1,061	23,522
Paychex, Inc.	1,472	37,786
Quanta Services, Inc. (a)	1,121	24,045
		285,125

CHEMICALS - GENERAL — 1.5%
CF Industries Holdings, Inc.	190	13,515
Church & Dwight Co., Inc.	410	21,414
Ecolab, Inc.	1,178	40,912
Praxair, Inc.	1,341	90,235
Rohm and Haas Co.	501	39,499
Sigma-Aldrich Corp.	778	29,401
		234,976

COMMERCIAL SERVICES — 0.8%
Equifax, Inc.	733	17,922
Visa, Inc., Class A	1,990	110,644
		128,566

COMMUNICATIONS SERVICES — 0.5%
American Tower Corp. (a)	1,703	51,822
Crown Castle International Corp. (a)	1,424	29,064
		80,886

COMPUTER STORAGE DEVICES — 0.8%
EMC Corp. (a)	9,180	104,652
Micron Technology, Inc. (a)	3,642	14,787
		119,439

	SHARES	VALUE
COMMON STOCKS — 98.2%, continued
COMPUTERS & PERIPHERALS — 12.1%
Apple, Inc. (a)	3,848	$404,502
Cisco Systems, Inc. (a)	25,338	424,918
Dell, Inc. (a)	7,638	72,408
Hewlett-Packard Co.	10,580	339,195
International Business Machines Corp.	5,746	556,730
NetApp, Inc. (a)	1,541	22,868
Teradata Corp. (a)	1,023	16,593
		1,837,214

CONGLOMERATES — 1.6%
3M Co.	2,895	143,939
Emerson Electric Co.	3,524	100,716
		244,655

CONSTRUCTION — 0.5%
Fluor Corp.	968	33,445
Foster Wheeler AG (a)	623	10,884
Joy Global, Inc.	764	16,273
Martin Marietta Materials, Inc.	198	15,701
		76,303

CONSUMER FINANCIAL SERVICES — 0.8%
H&R Block, Inc.	884	16,080
MasterCard, Inc., Class A	374	62,638
Western Union Co.	3,278	41,204
		119,922

CONSUMER GOODS & SERVICES — 2.7%
Kimberly-Clark Corp.	666	30,709
Procter & Gamble Co.	8,078	380,393
		411,102

CONTAINERS - PAPER & PLASTIC — 0.1%
Owens-Illinois, Inc. (a)	811	11,711

COSMETICS & TOILETRIES — 1.4%
Avon Products, Inc.	1,991	38,287
Clorox Co.	649	33,411
Colgate-Palmolive Co.	2,202	129,873
The Estee Lauder Companies, Inc.	650	16,023
		217,594

E-COMMERCE — 1.2%
Amazon.com, Inc. (a)	1,465	107,590
eBay, Inc. (a)	5,140	64,558
Priceline.com (a)	192	15,126

	SHARES	VALUE
COMMON STOCKS — 98.23%, continued
E-COMMERCE — 1.2%, continued
		187,274

ELECTRIC UTILITIES — 0.4%
AES Corp. (a)	2,998	$17,418
Allegheny Energy, Inc.	878	20,344
NRG Energy, Inc. (a)	1,060	18,656
		56,418

ELECTRONIC & ELECTRICAL - GENERAL — 0.3%
Cooper Industries Ltd., Class A	1,040	26,894
Harman International Industries, Inc.	547	7,401
SunPower Corp., Class B (a)	252	4,990
		39,285

ELECTRONIC MEASURING INSTRUMENTS — 0.4%
FLIR Systems, Inc. (a)	767	15,708
Illumina, Inc. (a)	726	27,037
Roper Industries, Inc.	485	20,588
		63,333

FINANCIAL SERVICES — 0.9%
CME Group, Inc.	282	69,482
Moody's Corp.	1,228	28,146
NYSE Euronext	329	5,889
T. Rowe Price Group, Inc.	1,330	38,384
		141,901

FOOD PROCESSING — 1.1%
Campbell Soup Co.	634	17,346
General Mills, Inc.	886	44,194
H.J. Heinz Co.	806	26,646
Hershey Foods Co.	497	17,271
Kellogg Co.	1,249	45,751
Ralcorp Holdings, Inc. (a)	298	16,056
		167,264

FOOD STORES — 0.8%
Kroger Co.	2,583	54,811
Sysco Corp.	2,811	64,091
		118,902

HEALTH CARE SERVICES — 0.8%
Covance, Inc. (a)	370	13,183
DaVita, Inc. (a)	530	23,294
Edwards Lifesciences Corp. (a)	339	20,554
Laboratory Corp. of America Hldgs. (a)	566	33,104

	SHARES	VALUE
COMMON STOCKS — 98.2%, continued
HEALTH CARE SERVICES — 0.8%, continued
Quest Diagnostics, Inc.	639	$30,340
		120,475

HOTELS & MOTELS — 0.3%
Marriott International, Inc., Class A	1,469	24,033
Starwood Hotels & Resorts Worldwide, Inc.	1,159	14,719
		38,752

INDUSTRIAL GOODS — 0.1%
Fastenal Co.	632	20,322

INSURANCE — 1.7%
Aetna, Inc.	2,102	51,142
AFLAC, Inc.	2,048	39,649
Aon Corp.	621	25,349
Coventry Health Care, Inc. (a)	837	10,831
Humana, Inc. (a)	1,035	26,993
The Progressive Corp.	1,116	14,999
WellPoint, Inc. (a)	2,293	87,065
		256,028

INTERNET INFORMATION PROVIDERS — 2.9%
Google, Inc., Class A (a)	1,042	362,679
Yahoo!, Inc. (a)	5,977	76,565
		439,244

MACHINERY — 0.4%
AGCO Corp. (a)	672	13,171
Bucyrus International, Inc.	430	6,527
Deere & Co.	959	31,523
Flowserve Corp.	305	17,117
		68,338

MANUFACTURING — 0.5%
Cummins, Inc.	936	23,821
PACCAR Inc.	1,584	40,804
Tyco International Ltd.	904	17,682
		82,307

MEDIA — 0.4%
Discovery Communications, Inc., Class A (a)	738	11,823
Discovery Communications, Inc., Class C (a)	738	10,812
Viacom, Inc., Class B (a)	2,305	40,060
		62,695

	SHARES	VALUE
COMMON STOCKS — 98.2%, continued
MEDICAL - BIOMEDICAL/GENETIC — 1.5%
Amgen, Inc. (a)	4,411	$218,433
Myriad Genetics, Inc. (a)	384	17,460
		235,893

MEDICAL EQUIPMENT & SUPPLIES — 4.9%
Baxter International, Inc.	2,691	137,833
Becton, Dickinson & Co.	1,136	76,385
C.R. Bard, Inc.	548	43,687
Covidien Ltd.	1,139	37,860
DENTSPLY International, Inc.	953	25,588
Hologic, Inc. (a)	1,402	18,352
Intuitive Surgical, Inc. (a)	193	18,404
Medtronic, Inc.	5,000	147,350
St. Jude Medical, Inc. (a)	1,572	57,111
Stryker Corp.	1,300	44,252
Thermo Fisher Scientific, Inc. (a)	1,875	66,881
Varian Medical Systems, Inc. (a)	682	20,760
Waters Corp. (a)	530	19,584
Zimmer Holdings, Inc. (a)	1,006	36,719
		750,766

METALS & MINING — 0.0%
Cliffs Natural Resources, Inc.	335	6,084

OFFICE EQUIPMENT & SERVICES — 0.2%
Pitney Bowes, Inc.	1,296	30,262

OIL & GAS EXPLORATION, PRODUCTION & SERVICES — 2.0%
ENSCO International Inc.	485	12,804
EOG Resources, Inc.	1,105	60,510
EQT Corp.	522	16,354
Noble Corp.	1,371	33,027
Petrohawk Energy Corp. (a)	1,247	23,980
Transocean Ltd. (a)	1,382	81,317
Weatherford International Ltd. (a)	2,887	31,959
XTO Energy, Inc.	1,602	49,053
		309,004

OIL & GAS OPERATIONS — 0.7%
Questar Corp.	610	17,952
Southwestern Energy Co. (a)	1,574	46,732
The Williams Companies, Inc.	1,025	11,665
Ultra Petroleum Corp. (a)	718	25,769
		102,118

OIL WELL SERVICES & EQUIPMENT — 0.9%
Cameron International Corp. (a)	1,110	24,342
Diamond Offshore Drilling, Inc.	423	26,590
FMC Technologies, Inc.(a)	563	17,661
Helmerich & Payne, Inc.	425	9,677

	SHARES	VALUE
COMMON STOCKS — 98.2%, continued
OIL WELL SERVICES & EQUIPMENT — 0.9%, continued
Nabors Industries Ltd. (a)	725	$7,243
National-Oilwell Varco, Inc. (a)	1,166	33,477
Smith International, Inc.	1,061	22,790
		141,780

OIL, GAS & CONSUMABLE FUELS — 0.8%
Denbury Resources, Inc. (a)	1,146	17,030
Hess Corp.	812	44,010
Murphy Oil Corp.	565	25,295
Range Resources Corp.	701	28,853
		115,188

PHARMACEUTICALS — 10.1%
Abbott Laboratories	6,268	298,983
Alexion Pharmaceuticals, Inc. (a)	383	14,424
Allergan, Inc.	1,365	65,192
Amylin Pharmaceuticals, Inc. (a)	704	8,272
Biogen Idec, Inc. (a)	1,255	65,787
Celgene Corp. (a)	1,904	84,538
Cephalon, Inc. (a)	411	27,989
Express Scripts Inc., Class A (a)	945	43,631
Forest Laboratories, Inc. (a)	880	19,325
Genzyme Corp. (a)	1,216	72,218
Gilead Sciences, Inc. (a)	3,888	180,092
Johnson & Johnson	5,671	298,295
McKesson Corp.	1,390	48,706
Perrigo Co.	473	11,745
Pharmaceutical Product Development, Inc.	813	19,284
Schering-Plough Corp.	6,775	159,551
Teva Pharmaceutical Industries Ltd. ADR	246	11,082
UnitedHealth Group, Inc.	5,250	109,883
Vertex Pharmaceuticals, Inc. (a)	559	16,060
		1,555,057

PRINTING & PUBLISHING — 0.4%
Dun & Bradstreet Corp.	377	29,029
McGraw-Hill Companies, Inc.	1,405	32,132
		61,161

RAILROADS — 0.3%
CSX Corp.	1,733	44,798

REAL ESTATE INVESTMENT TRUST — 0.4%
Public Storage	684	37,791
Ventas, Inc.	955	21,593
		59,384

REAL ESTATE OPERATIONS — 0.2%
Simon Property Group, Inc.	787	27,267

	SHARES	VALUE
COMMON STOCKS — 98.2%, continued
RESTAURANTS — 2.4%
McDonald’s Corp.	4,461	$243,436
Starbucks Corp. (a)	3,625	40,274
Tim Hortons, Inc.	1,050	26,639
Yum! Brands, Inc.	2,121	58,285
		368,634

RETAIL — 9.5%
AutoZone, Inc. (a)	222	36,102
Bed Bath & Beyond, Inc. (a)	1,359	33,635
Best Buy Co., Inc.	1,581	60,015
Costco Wholesale Corp.	2,033	94,169
CVS Caremark Corp.	6,042	166,095
Dollar Tree, Inc. (a)	453	20,181
Family Dollar Stores, Inc.	702	23,426
GameStop Corp., Class A (a)	694	19,446
Kohl's Corp. (a)	1,363	57,682
Medco Health Solutions, Inc. (a)	2,136	88,302
Ross Stores, Inc.	592	21,241
Staples, Inc.	3,352	60,705
Target Corp.	3,260	112,111
TJX Companies, Inc.	2,035	52,177
Walgreen Co.	4,314	111,991
Wal-Mart Stores, Inc.	9,691	504,901
		1,462,179

RETAIL - BUILDING PRODUCTS — 0.8%
Lowe’s Companies, Inc.	6,714	122,531

SCHOOLS & EDUCATIONAL SERVICES — 0.5%
Apollo Group, Inc. (a)	606	47,468
ITT Educational Services, Inc. (a)	181	21,977
		69,445

SEMICONDUCTORS — 2.4%
Advanced Micro Devices, Inc. (a)	4,105	12,520
Altera Corp.	1,794	31,485
Applied Materials, Inc.	5,938	63,834
Broadcom Corp., Class A (a)	2,013	40,220
First Solar, Inc. (a)	186	24,682
Lam Research Corp. (a)	691	15,734
Marvell Technology Group Ltd. (a)	2,593	23,752
MEMC Electronic Materials, Inc. (a)	1,394	22,987
National Semiconductor Corp.	1,190	12,221
NVIDIA Corp. (a)	2,325	22,925
SunPower Corp., Class A (a)	250	5,945
Texas Instruments, Inc.	5,879	97,061
		373,366

SOFTWARE & COMPUTER SERVICES — 7.9%
Adobe Systems, Inc. (a)	2,585	55,293
Autodesk, Inc. (a)	1,234	20,744
CA, Inc.	2,071	36,470
Citrix Systems, Inc. (a)	973	22,029
Cognizant Technology Solutions Corp. (a)	1,407	29,252
Electronic Arts, Inc. (a)	1,632	29,686

	SHARES/ PRINCIPAL AMOUNT	VALUE
COMMON STOCKS — 98.2%, continued
SOFTWARE & COMPUTER SERVICES — 7.9%, continued
Intuit, Inc. (a)	1,600	$43,200
McAfee, Inc. (a)	846	28,341
Microsoft Corp.	34,587	635,362
Oracle Corp. (a)	17,255	311,798
		1,212,175

SOFTWARE & SERVICES — 1.5%
Activision Blizzard, Inc. (a)	2,709	28,336
Akamai Technologies, Inc. (a)	755	14,647
BMC Software, Inc. (a)	1,165	38,445
Fiserv, Inc. (a)	947	34,528
IMS Health, Inc.	1,126	14,041
Red Hat, Inc. (a)	1,160	20,694
Salesforce.com, Inc. (a)	484	15,841
Symantec Corp. (a)	3,573	53,381
VeriSign, Inc. (a)	922	17,398
		237,311

TELECOMMUNICATIONS — 2.8%
Corning, Inc.	6,701	88,922
Juniper Networks, Inc. (a)	2,413	36,340
MetroPCS Communications, Inc. (a)	1,159	19,796
NII Holdings, Inc., Class B (a)	998	14,970
Qualcomm, Inc.	7,067	274,977
		435,005

TRANSPORTATION SERVICES — 1.2%
C.H. Robinson Worldwide, Inc.	806	36,762
Expeditors International of Washington, Inc.	1,026	29,026
FedEx Corp.	1,309	58,237
J.B. Hunt Transport Services, Inc.	491	11,838
United Parcel Service, Inc., Class B	1,002	49,318
		185,181

TOTAL COMMON STOCKS		15,051,768

SHORT TERM INVESTMENT — 1.0%
JPMorgan U.S. Government Money Market Fund	148,073	148,073

CORPORATE NOTES — 1.2%
COMMUNITY DEVELOPMENT — 1.2%
MMA Community Development Investment, Inc., 0.84%, 12/31/09, (b)+	35,000	35,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09, (b)+	155,000	155,000

TOTAL CORPORATE NOTES		190,000

TOTAL INVESTMENTS (Cost* $22,866,297) — 100.4%		$15,389,841
Liabilities in excess of other assets — (0.4%)		(68,931)
NET ASSETS — 100.0%		$15,320,910

__________________

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933.  These securities have been deemed illiquid under guidelines established by the Board of Trustees.  Acquisition date and current cost:  MMA Community Development Investment, Inc., 0.84% - 12/01, $35,000 and MMA Community Development Investment, Inc., 1.26% - 12/01, $155,000.  At March 31, 2009, these securities had an aggregate market value of $190,000 representing 1.2% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2009. Date presented reflects next rate change date.

*	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt

See notes to portfolio of investments.

MMA Praxis International Fund
Schedule of portfolio of investments
March 31, 2009 (Unaudited)
	SHARES	VALUE
COMMON STOCKS — 93.6%
ARGENTINA — 0.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
IRSA Inversiones y Representaciones S.A. (a)	51,510	$202,949

AUSTRALIA — 4.5%
DIVERSIFIED FINANCIAL SERVICES — 1.1%
ASX Ltd.	38,288	780,595

INSURANCE — 1.4%
AMP Ltd.	84,155	274,704
QBE Insurance Group Ltd.	52,541	704,774

		979,478

METALS & MINING — 1.2%
Centennial Coal Co. Ltd.	5,973	8,419
Newcrest Mining Ltd.	37,871	871,690

		880,109

OIL, GAS & CONSUMABLE FUELS — 0.8%
Woodside Petroleum Ltd.	22,553	600,672

		3,240,854

BELGIUM — 1.8%
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Compagnie Nationale a Portefeuille (CNP)/Nationale Portefeuille Maatschappij (NPM)	4,215	195,632
Groupe Bruxelles Lambert S.A.	16,739	1,136,384
Groupe Bruxelles Lambert STR VVPR (a)	1,358	13

		1,332,029

BERMUDA — 1.2%
INSURANCE — 1.2%
PartnerRe Ltd.	5,124	318,047
RenaissanceRe Holdings Ltd.	11,816	584,183

		902,230

CANADA — 4.1%
CHEMICALS — 0.4%
Potash Corp. of Saskatchewan, Inc.	3,439	277,906

COMMUNICATIONS EQUIPMENT — 0.3%
Research In Motion Ltd. (a)	5,423	233,569

METALS & MINING — 3.4%
Agnico-Eagle Mines Ltd.	16,150	919,258
Barrick Gold Corp.	33,932	1,100,074

	SHARES	VALUE
COMMON STOCKS — 93.6%, continued
CANADA — 4.1%, continued
METALS & MINING — 3.4%, continued
Kinross Gold Corp.	23,656	$422,733

		2,442,065

		2,953,540

CHINA — 1.7%
ELECTRICAL EQUIPMENT — 0.4%
Yingli Green Energy Holding Co. Ltd. ADR (a)	43,445	261,539

INTERNET SOFTWARE & SERVICES — 1.3%
Baidu, Inc. ADR (a)	2,396	423,134
SINA Corp. (a)	22,966	533,959

		957,093

		1,218,632

DENMARK — 1.3%
ELECTRICAL EQUIPMENT — 0.6%
Vestas Wind Systems A/S (a)	9,761	428,267

PHARMACEUTICALS — 0.7%
Novo Nordisk A/S, Class B	10,179	487,455

		915,722

FINLAND — 1.1%
INSURANCE — 1.1%
Sampo Oyj, Class A	55,811	822,867

FRANCE — 8.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
France Telecom S.A.	82,387	1,877,994

ENERGY EQUIPMENT & SERVICES — 0.4%
Technip SA	8,451	297,880

HOTELS, RESTAURANTS & LEISURE — 1.7%
Sodexo Alliance S.A.	27,716	1,262,332

INSURANCE — 0.9%
CNP Assurances	7,121	449,048
SCOR SE (a)	11,234	230,830

		679,878

MEDIA — 1.7%
Vivendi Universal S.A.	47,780	1,263,599

MULTI-LINE RETAIL — 0.3%
PPR	3,184	204,106

	SHARES	VALUE
COMMON STOCKS — 93.6%, continued
FRANCE — 8.9%, continued
OFFICE ELECTRONICS — 1.2%
Neopost S.A.	10,868	$842,733

		6,428,522

GERMANY — 14.0%
AUTOMOBILES — 1.1%
Volkswagen AG-PFD	14,009	804,361

CHEMICALS — 0.2%
BASF SE	4,104	124,015

DIVERSIFIED FINANCIAL SERVICES — 2.2%
Deutsche Boerse AG	26,952	1,616,842

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
Deutsche Telekom AG	187,847	2,326,430

HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Fresenius SE	49,863	2,280,781

INSURANCE — 2.9%
Allianz SE	5,815	486,680
Muenchener Rueckversicherungs-Gesellschaft AG	13,071	1,591,438

		2,078,118

MULTI UTILITIES — 0.5%
RWE AG	5,568	389,889

SOFTWARE — 0.5%
SAP AG	11,077	387,291

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Adidas AG	5,448	180,796

		10,188,523

GREECE — 2.7%
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Hellenic Exchanges S.A.	61,573	442,311

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Hellenic Telecommunications Organization SA	99,669	1,493,849

		1,936,160

HONG KONG — 0.9%
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
China Mobile Ltd. ADR	14,408	627,036

	SHARES	VALUE
COMMON STOCKS — 93.6%, continued
ISRAEL — 1.1%
PHARMACEUTICALS — 1.1%
Teva Pharmaceutical Industries Ltd.	17,316	$780,086

JAPAN — 9.4%
AUTOMOBILES — 1.1%
Toyota Motor Corp.	26,000	825,902

FOOD & STAPLES RETAILING — 2.6%
FamilyMart Co., Ltd.	16,500	502,443
Lawson, Inc.	17,900	743,602
Sugi Holdings Co., Ltd.	32,200	592,962

		1,839,007

HOUSEHOLD PRODUCTS — 0.8%
Unicharm Corp.	9,900	601,803

INSURANCE — 0.9%
Sompo Japan Insurance, Inc.	75,600	396,279
T&D Holdings, Inc.	10,700	260,608

		656,887

MACHINERY — 0.8%
FANUC LTD.	3,900	266,762
KUBOTA CORP.	56,000	310,354

		577,116

MEDIA — 0.5%
Toho Co., Ltd.	27,200	381,938

PHARMACEUTICALS — 1.0%
ONO PHARMACEUTICAL CO., LTD.	5,400	237,011
Shionogi & Co., Ltd.	28,600	492,996

		730,007

SOFTWARE — 1.2%
Nintendo Co., Ltd.	3,000	877,640

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
KDDI CORP.	71	334,366

		6,824,666

NETHERLANDS — 3.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
Koninklijke (Royal) KPN N.V.	150,593	2,010,366

FOOD PRODUCTS — 1.2%
Unilever NV	42,427	835,774

		2,846,140

	SHARES	VALUE
COMMON STOCKS — 93.6%, continued
SINGAPORE — 0.4%
COMMERCIAL BANKS — 0.4%
DBS Group Holdings Ltd.	53,000	$295,472

SOUTH KOREA — 0.3%
FOOD PRODUCTS — 0.3%
Lotte Confectionery Co., Ltd.	328	247,444

SPAIN — 4.0%
BIOTECHNOLOGY — 1.1%
Grifols S.A.	56,271	810,385

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Bolsas y Mercados Espanoles	11,035	255,177
Criteria Caixacorp S.A.	107,002	345,034

		600,211

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Telefonica S.A.	73,151	1,458,575

		2,869,171

SWEDEN — 0.6%
COMMERCIAL BANKS — 0.6%
Nordea Bank AB	85,921	428,575

SWITZERLAND — 15.6%
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Pargesa Holding SA	9,693	514,306

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Swisscom AG	4,955	1,391,866

ELECTRICAL EQUIPMENT — 0.7%
ABB Ltd.	37,158	518,234

FOOD PRODUCTS — 2.0%
Nestle S.A.	43,882	1,482,526

INSURANCE — 1.9%
Zurich Financial Services AG	8,685	1,372,606

LIFE SCIENCES TOOLS & SERVICES — 2.3%
Lonza Group AG	17,218	1,701,169

PHARMACEUTICALS — 5.2%
Novartis AG	36,510	1,381,303
Roche Holding AG	17,032	2,337,644

		3,718,947

PROFESSIONAL SERVICES — 0.9%
SGS SA	648	680,034

		11,379,688

	SHARES	VALUE
COMMON STOCKS — 93.6%, continued
UNITED KINGDOM — 14.7%
COMMERCIAL BANKS — 0.6%
HSBC Holdings plc	77,450	$431,201

CONTAINERS & PACKAGING — 0.6%
Rexam plc	105,005	405,766

FOOD & STAPLES RETAILING — 0.6%
Tesco plc	88,311	421,921

HOTELS, RESTAURANTS & LEISURE — 1.4%
Compass Group plc	228,997	1,047,234

METALS & MINING — 2.8%
BHP Billiton plc	33,531	661,408
Randgold Resources Ltd.	18,608	1,011,344
Rio Tinto plc	11,917	400,143

		2,072,895

OIL, GAS & CONSUMABLE FUELS — 5.1%
BG Group plc	61,314	924,871
BP plc	244,457	1,639,147
Royal Dutch Shell plc - Class A	38,654	868,956
Tullow Oil plc	28,864	331,860

		3,764,834

PROFESSIONAL SERVICES — 2.6%
Experian plc	251,548	1,572,895
Intertek Group plc	25,166	319,139

		1,892,034

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Vodafone Group plc	414,848	723,256

		10,759,141

UNITED STATES — 1.1%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Synthes, Inc.	7,049	785,256

TOTAL COMMON STOCKS		67,984,703

	SHARES/ PRINCIPAL AMOUNT	VALUE

SHORT TERM INVESTMENT — 3.3%
JPMorgan U.S. Government Money Market Fund	2,368,579	$2,368,579

CORPORATE NOTES — 1.8%
COMMUNITY DEVELOPMENT — 1.8%
DOMESTIC — 1.8%
MMA Community Development Investment, Inc., 0.84%, 12/31/09, (b)+	543,000	543,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09, (b)+	762,000	762,000

TOTAL CORPORATE NOTES		1,305,000

TOTAL INVESTMENTS (Cost* $77,387,842) — 98.7%		71,658,282
Other assets in excess of liabilities — 1.3%		913,594
NET ASSETS — 100.0%		$72,571,876
__________________

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933.  These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 0.84% - 12/01, $543,000 and MMA Community Development Investment, Inc., 1.26% - 12/01, $762,000.  At March 31, 2009 these securities had an aggregate market value of $1,305,000, representing 1.8% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2009. Date presented reflects next rate change date.

*	Represents cost for financial reporting purposes.

ADR – American Depositary Receipt

plc – Public Liability Company

See notes to portfolio of investments.

MMA Praxis Small Cap Fund
Schedule of portfolio investments
March 31, 2009 (Unaudited)
	SHARES	VALUE
COMMON STOCKS — 94.0%
AIR FREIGHT & LOGISTICS — 1.1%
Forward Air Corp.	11,350	$184,211

BIOTECHNOLOGY — 1.2%
Parexel International Corp. (a)	21,100	205,303

CAPITAL MARKETS — 1.7%
Lazard Ltd., Class A	9,850	289,590

CHEMICALS — 1.5%
Calgon Carbon Corp. (a)	18,050	255,769

COMMERCIAL BANKS — 5.3%
First Horizon National Corp.	21,036	225,924
Glacier Bancorp, Inc.	12,300	193,233
PrivateBancorp, Inc.	10,550	152,553
Prosperity Bancshares, Inc.	6,600	180,510
Texas Capital Bancshares, Inc. (a)	13,150	148,069
		900,289

COMMERCIAL SERVICES & SUPPLIES — 3.4%
Copart, Inc. (a)	7,900	234,314
Waste Connections, Inc. (a)	13,450	345,665
		579,979

COMMUNICATIONS EQUIPMENT — 2.5%
F5 Networks, Inc. (a)	9,650	202,168
SBA Communications Corp. (a)	9,200	214,360
		416,528

COMPUTERS & PERIPHERALS — 1.1%
Brocade Communications Systems, Inc. (a)	52,600	181,470

CONSUMER FINANCIAL SERVICES — 2.2%
Cash America International, Inc.	8,350	130,761
First Cash Financial Services, Inc. (a)	15,650	233,498
		364,259

CONTAINERS & PACKAGING — 1.1%
Packaging Corp. of America	13,850	180,327

DISTRIBUTORS — 1.7%
LKQ Corp. (a)	20,600	293,962

DIVERSIFIED CONSUMER SERVICES — 4.9%
Capella Education Co. (a)	3,850	204,050

	SHARES	VALUE
COMMON STOCKS — 94.0%, continued
DIVERSIFIED CONSUMER SERVICES — 4.9%, continued
Coinstar, Inc. (a)	5,600	$183,456
Grand Canyon Education, Inc. (a)	12,900	222,653
K12, Inc. (a)	15,150	210,585
		820,744

DIVERSIFIED TELECOMMUNICATION — 1.3%
Premiere Global Services, Inc. (a)	24,700	217,854

ELECTRONIC EQUIPMENT & INSTRUMENTS — 6.9%
Baldor Electric Co.	10,100	146,349
Franklin Electric Co., Inc.	9,350	206,915
Itron, Inc. (a)	3,550	168,092
MTS Systems Corp.	6,850	155,838
National Instruments Corp.	14,050	262,032
Rofin-Sinar Technologies, Inc. (a)	6,500	104,780
Trimble Navigation Ltd. (a)	8,700	132,936
		1,176,942

ENERGY EQUIPMENT & SERVICES — 4.1%
Atwood Oceanics, Inc. (a)	8,200	136,038
Core Laboratories N.V.	2,500	182,900
Dril-Quip, Inc. (a)	8,600	264,020
Willbros Group, Inc. (a)	10,700	103,790
		686,748

FOOD RETAIL — 0.5%
The Andersons, Inc.	6,200	87,668

HEALTH CARE EQUIPMENT & SUPPLIES — 8.5%
American Medical Systems Holdings, Inc. (a)	10,600	118,190
Conceptus, Inc. (a)	21,950	257,913
Haemonetics Corp. (a)	4,500	247,860
Immucor, Inc. (a)	8,500	213,775
Meridian Bioscience, Inc.	4,700	85,164
MWI Veterinary Supply, Inc. (a)	12,050	343,183
Wright Medical Group, Inc. (a)	14,700	191,541
		1,457,626

HEALTH CARE PROVIDERS & SERVICES — 1.8%
inVentiv Health, Inc. (a)	12,200	99,552
PSS World Medical, Inc. (a)	14,050	201,618
		301,170

HEALTH CARE TECHNOLOGY — 0.7%
Eclipsys Corp. (a)	11,900	120,666

HOTELS, RESTAURANTS & LEISURE — 2.5%
Chipotle Mexican Grill, Class A (a)	3,350	222,373
Texas Roadhouse, Inc., Class A (a)	20,400	194,412

	SHARES	VALUE
COMMON STOCKS — 94.0%, continued
HOTELS, RESTAURANTS & LEISURE — 2.5%, continued
		416,785

HOUSEHOLD DURABLES — 1.2%
Tempur-Pedic International, Inc.	26,650	$194,545

HOUSEHOLD PRODUCTS — 1.0%
Rent-A-Center, Inc. (a)	8,550	165,614

INDUSTRIAL CONGLOMERATES — 0.7%
Raven Industries, Inc.	5,750	119,485

INSURANCE — 2.6%
Argo Group International Holdings Ltd. (a)	10,359	312,117
Max Capital Group Ltd.	7,300	125,852
		437,969

INTERNET SOFTWARE & SERVICES — 1.4%
Blackboard, Inc. (a)	5,750	182,505
Omniture, Inc. (a)	3,800	50,122
		232,627

LIFE SCIENCES TOOLS & SERVICES — 1.4%
Charles River Laboratories International, Inc. (a)	5,650	153,736
Techne Corp.	1,550	84,801
		238,537

MACHINERY — 2.3%
CLARCOR, Inc.	5,950	149,881
Kaydon Corp.	8,850	241,870
		391,751

MARINE — 1.4%
Kirby Corp. (a)	8,800	234,432

METALS & MINING — 1.9%
Silgan Holdings, Inc.	6,050	317,867

OIL, GAS & CONSUMABLE FUELS — 4.6%
Concho Resources, Inc. (a)	8,700	222,633
Denbury Resources, Inc. (a)	11,550	171,633
EXCO Resources, Inc. (a)	20,200	202,000
Foundation Coal Holdings, Inc.	11,950	171,483
		767,749

	SHARES/ PRINCIPAL AMOUNT	VALUE
COMMON STOCKS — 94.0%, continued
PHARMACEUTICALS — 0.8%
Endo Pharmaceuticals Holdings, Inc. (a)	7,250	$128,180

REAL ESTATE — 1.4%
Potlatch Corp.	10,200	236,538

ROAD & RAIL — 1.5%
Landstar System, Inc.	7,550	252,699

SEMICONDUCTORS — 3.6%
FormFactor, Inc. (a)	13,850	249,577
Intersil Corp., Class A	17,100	196,650
National Semiconductor Corp.	15,200	156,104
		602,331

SOFTWARE — 6.0%
ANSYS, Inc. (a)	3,500	87,850
Nuance Communications, Inc. (a)	26,000	282,360
Sybase, Inc. (a)	5,300	160,537
TIBCO Software, Inc. (a)	33,550	196,939
Wind River Systems, Inc. (a)	45,850	293,439
		1,021,125

SPECIALTY RETAIL — 5.3%
Foot Locker, Inc.	25,950	271,955
Jos. A. Bank Clothiers, Inc. (a)	5,750	159,908
PetSmart, Inc.	7,150	149,864
Tractor Supply Co. (a)	6,000	216,360
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	15,050	99,631
		897,718

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Phillips-Van Heusen Corp.	8,200	185,976
Under Armour, Inc., Class A (a)	6,850	112,546
		298,522

TRADING COMPANIES & DISTRIBUTORS — 1.1%
WESCO International, Inc. (a)	10,450	189,354

TOTAL COMMON STOCKS		15,864,933

SHORT TERM INVESTMENT — 4.5%
JPMorgan U.S. Government Money Market Fund	750,938	750,938

	SHARES/ PRINCIPAL AMOUNT	VALUE
CORPORATE NOTES — 1.2%
COMMUNITY DEVELOPMENT — 1.2%
MMA Community Development Investment, Inc., 0.84%, 12/31/09, (b)+	80,000	$80,000
MMA Community Development Investment, Inc., 1.26%, 12/31/09, (b)+	120,000	120,000

TOTAL CORPORATE NOTES		200,000

TOTAL INVESTMENTS (Cost* $22,841,752) — 99.7%		16,815,871
Other assets in excess of liabilities — 0.3%		45,718
NET ASSETS — 100.0%		$16,861,589
__________________

(a)	Non-income producing securities.

(b)
Represents affiliated restricted security as to resale to shareholders and is not registered under the Securities Act of 1933.  These securities have been deemed illiquid under guidelines established by the Board of Trustees.  Acquisition date and current cost:  MMA Community Development Investment, Inc., 0.84% - 12/01, $80,000 and MMA Community Development Investment, Inc., 1.26% - 12/01, $120,000.  At March 31, 2009, these securities had an aggregate market value of $200,000 representing  1.2% of net assets.

+	Variable rate security. Rates presented are the rates in effect at March 31, 2009. Date presented reflects next rate change date.

*	Represents cost for financial reporting purposes.

See notes to portfolio of investments.

MMA Praxis Mutual Funds

Notes to schedule of portfolio investments
March 31, 2009 (Unaudited)

ORGANIZATION:
The MMA Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of the MMA Praxis Intermediate Income Fund, the MMA Praxis Core Stock Fund, the MMA Praxis Value Index Fund, the MMA Praxis Growth Index Fund, the MMA Praxis International Fund and the MMA Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”). These are also known as the Intermediate Income Fund, Core Stock Fund, Value Index Fund, Growth Index Fund, International Fund, and Small Cap Fund.

The Funds currently offer three classes of shares; Class A, Class B and Class I. Each class of shares in a Fund has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Trust expects the risk of loss to be remote.

SECURITIES VALUATION:
Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded.  Investments in investment companies are valued at their respective net asset values as reported by such companies.  The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments.  A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices.  When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements.  Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices.  The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds’ Board of Trustees.  Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money Market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities:
Intermediate Income Fund	$3,277,117	$206,716,402	$2,515,000
Core Stock Fund	144,775,013	1,007,942	2,935,000
Value Index Fund	42,368,956	-	760,000
Growth Index Fund	15,199,841	-	190,000
International Fund	12,800,573	57,552,709	1,305,000
Small Cap Fund	16,615,871	-	200,000

Following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value for each Fund:

	Intermediate Income Fund	Core Stock Fund	Value Index Fund
Balance as of December 31, 2008	$2,515,000	$2,935,000	$760,000
Proceeds from Sales	-	-	-
Balance as of March 31, 2009	$2,515,000	$2,935,000	$760,000

	Growth Index Fund	International Fund	Small Cap Fund
Balance as of December 31, 2008	$190,000	$1,305,000	$200,000
Proceeds from Sales	-	-	-
Balance as of March 31, 2009	$190,000	$1,305,000	$200,000

SECURITIES TRANSACTIONS:
Security transactions are accounted for on the trade date.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS:
The International Fund may enter into forward foreign currency exchange contracts for the purchase or sale of specific foreign currencies at a fixed price on a future date. Risks may arise upon entering these contracts for the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The International Fund will enter into forward contracts as a hedge against specific transactions or portfolio positions to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time the International Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of March 31, 2009, the International Fund had the following forward foreign currency exchange contracts outstanding as follows:

Settlement	To Receive /	Initial	Market	Net Unrealized	Net Unrealized
Date	To Deliver	Value	Value	Appreciation	Depreciation
Contracts to Buy
4/2/09	95,530 CHF	$82,891	$83,923	$1,033	$-
6/19/09	2,092,250 EUR	2,847,291	2,780,990	-	66,301
4/3/09	303,123 GBP	433,317	434,933	1,616	-
4/3/09	3,423,569 SEK	414,469	416,510	2,041	-

Contracts to Sell
4/2/09	428,306 CHF	$371,961	$376,268	$-	$4,307
4/3/09	167,810 DKK	29,810	29,929	-	119
6/19/09	4,184,500 EUR	5,436,335	5,561,980	-	125,645
				$4,690	$196,372

CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
SEK - Swedish Krona

Disclosures about Derivative Instruments and Hedging Activities—Effective January 1, 2009, the MMA Praxis Mutual Funds adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the International Fund’s derivative instruments categorized by risk exposure as of March 31, 2009:

Derivatives Value

Foreign exchange contracts	$(191,682)

Total	$(191,682)

FUTURES CONTRACTS:
The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds’ securities investments.  To enter into a futures contract, an amount of cash and cash equivalents, equal to a certain percentage of the market value of the futures contracts, is deposited in a segregated account with the Fund’s Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.  Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures.  However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time.  Thus, it may not be possible to close a futures position.  In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin.  In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so.  In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds.  The inability to close the futures position also could have an adverse impact on a Fund’s ability to hedge or manage risks effectively.  As of March 31, 2009, the Funds did not have any futures contracts.

SWAP AGREEMENTS:
The Funds may enter into event-linked swaps, including credit default swaps.  The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents.  A “buyer” of credit protection agrees to pay a premium to a counterparty to assume the credit risk of an issuer upon the occurrence of certain events.  The “seller” of credit protection receives a premium from a counterparty and agrees to assume the credit risk of an issuer upon the occurrence of certain events.  As of March 31, 2009, the Funds did not have any swap agreements.

RESTRICTED SECURITIES:
Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the “Valuation Procedures”).  The Valuation Procedures contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Adviser.  In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific general factors enumerated in the Valuation Procedures.  The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:
In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned.  Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance.  This collateral will be valued daily by the Adviser.  Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.  As of March 31, 2009, the Funds did not have any securities on loan.

COMMUNITY DEVELOPMENT INVESTMENTS:
Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments.  In connection with the community development investments, the Funds have received from the Securities and Exchange Commission (“SEC”) an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the “Adviser”), MMA Community Development Investments, Inc. (“MMA CDI”).  MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the “CDI-Notes”).  Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations.  Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC’s exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of March 31, 2009:

	Tax cost of portfolio investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized depreciation
Intermediate Income Fund	$218,117,994	$5,803,429	$(11,412,904)	$(5,609,475)
Core Stock Fund	221,583,672	3,742,255	(76,607,972)	(72,865,717)
Value Index Fund	74,593,701	704,845	(32,169,590)	(31,464,745)
Growth Index Fund	23,172,011	34,674	(7,816,844)	(7,782,170)
International Fund	81,907,537	1,396,937	(11,646,192)	(10,249,255)
Small Cap Fund	22,920,548	587,240	(6,691,917)	(6,104,677)

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date:  May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date:  May 26, 2009

By (Signature and Title)

/s/ David Gautsche
David Gautsche, President

Date:  May 26, 2009